Related Party Transactions - Summary of Amount Due From/To Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 415,169		¥ 117,551
Less: allowance for credit losses	(390)		(390)
Amount due from related parties after allowance for credit losses	414,779		117,161
Amount due to related parties	178,224	$ 25,486	109,730
JD Group | Other Payables
Related Party Transaction [Line Items]
Amount due to related parties	177,977		108,505
JD Group | Disbursements In Advance
Related Party Transaction [Line Items]
Amount due from related parties	295,186		73,712
JD Group | Advance To Suppliers
Related Party Transaction [Line Items]
Amount due from related parties	103,782		27,307
JD Group | Deposits
Related Party Transaction [Line Items]
Amount due from related parties	640		840
Jinsong Group | Accounts Receivables
Related Party Transaction [Line Items]
Amount due from related parties			4,495
Jinsong Group | Disbursements In Advance
Related Party Transaction [Line Items]
Amount due from related parties	4,369
Jinsong Group | Other Disbursements
Related Party Transaction [Line Items]
Amount due from related parties	4,110
AiFenLei Group | Accounts Receivables
Related Party Transaction [Line Items]
Amount due from related parties			1,150
AiFenLei Group | Other Disbursements
Related Party Transaction [Line Items]
Amount due from related parties	7,082		8,254
Quanfu | Accounts Receivables
Related Party Transaction [Line Items]
Amount due from related parties			1,040
Quanfu | Advance From Customers
Related Party Transaction [Line Items]
Amount due to related parties	¥ 247		1,122
Yuejun | Other Disbursements
Related Party Transaction [Line Items]
Amount due from related parties			753
Amount due to related parties			83
Gulin Group | Deposits
Related Party Transaction [Line Items]
Amount due to related parties			¥ 20